Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based payments
Share-based payments

12    Share-based payments

Share options

Effective May 20, 2020, the Company adopted amendments to the share option plan (the Share Option Plan). The maximum number of common shares reserved for issuance under the share option plan and the long term incentive plan is 2,714,335 common shares or such other number as may be approved by the holders of the voting shares of the Company. As at December 31, 2022, 1,511,773 (2021 – 2,092,596) options are outstanding. Each share option granted allows the holder to purchase one common share, at an exercise price not less than the lesser of the closing trading price of the common shares on the TSX (or other exchange where the common shares are listed), on the date a share option is granted and the volume-weighted average price of the common shares for the five trading days immediately preceding the date the share option is granted. Share options granted under the Share Option Plan generally have a maximum term of ten years and vest over a period of up to four years.

A summary of the share option changes during the year presented and the total number of share options outstanding as at those dates are set forth below:

		Weighted
		average
		exercise
	Number	price
	of options	C$

Balance – January 1, 2021	1,522,362	14.05
Granted	698,035	22.21
Exercised	(79,208)	9.72
Forfeited/expired	(48,593)	15.46
Balance – December 31, 2021	2,092,596	16.90
Granted	29,200	9.65
Exercised	(40,542)	8.45
Forfeited/expired	(569,481)	17.49
Balance – December 31, 2022	1,511,773	16.07

The Company estimated the fair value of the share options granted during the year using the Black-Scholes option pricing model with the weighted average assumptions below.

	August 15,			December 20,
	2022			2022
Exercise price	C$	9.20		C$	12.46
Expected volatility		68%			71%
Expected life of options		6	years		6	years
Risk-free interest rate		2.76%			2.95%
Dividend yield		—			—
Number of share options issued		25,200			4,000

	November 15,			December 30,
	2021			2021
Exercise price	C$	14.96		C$	14.90
Expected volatility		84%			84%
Expected life of options		6	years		6	years
Risk-free interest rate		1.54%			1.69%
Dividend yield		—			—
Number of share options issued		24,500			105,071

	March 11,			May 21,			June 17,
	2021			2021			2021

Exercise price	C$	28.16		C$	22.08		C$	23.14
Expected volatility		84%			85%			85%
Expected life of options		6	years		6	years		6	years
Risk-free interest rate		1.09%			1.34%			1.25%
Dividend yield		—			—			—
Number of share options issued		12,000			555,464			1,000

The following table summarizes information about the share options outstanding as at December 31, 2022:

		Weighted
		average
	Number of	remaining	Number of
Exercise price	options	contractual	options
C$	outstanding	life (years)	exercisable

2.01 – 4.00	1,800	0.46	1,800
8.01 – 10.00	349,697	4.56	297,383
10.01 – 12.00	121,262	5.42	109,018
12.01 – 14.00	12,300	6.80	—
14.01 – 16.00	148,281	6.27	129,284
16.01 – 18.00	435,189	7.42	59,086
20.01 – 22.00	600	7.63	229,319
22.01 – 24.00	430,744	8.27	171,735
24.01 – 26.00	1,900	7.93	1,152
28.01 – 30.00	10,000	8.20	196
	1,511,773	6.98	998,973

Compensation expense related to share options for the year ended December 31, 2022 was $2,514 (2021 - $5,891).

Long-term incentive plan

Effective May 20, 2020, the Company adopted the long term incentive plan (the LTIP). The LTIP is an incentive-based equity compensation plan that provides for the grant of restricted share units (the RSUs) and deferred share units (the DSUs, together with the RSUs, the Units). The Company may grant Units to officers, directors, employees or consultants of the Company. Each Unit represents the right to receive one common share in accordance with the terms of the LTIP. The number of Units granted at any particular time will be calculated by dividing the dollar amount of such grant by the market value of a common share on the applicable grant date, which is equal to the volume weighted average trading price of all common shares traded on the TSX (or other exchange where the Common Shares are listed) for the five trading days immediately preceding such date. RSUs granted under the LTIP vest over a period of up to three years and DSUs vest on the date on which the participant ceases to be a director or employee of the Company. During the year ended December 31, 2022, there were 60,000 DSU granted and outstanding.

Share-based compensation expense related to the LTIP for the year ended December 31, 2022 was $1,724 (2021 - $1,314). During the year ended December 31, 2022 the Company authorized for issuance under the LTIP a total of 385,083 RSUs with market prices between C$9.41 and C$10.93 with vesting terms over 3 years.

A summary of the RSU changes during the year are set forth below:

		Weighted
		average
		remaining
	Number of	contractual
	RSUs	life (years)

Balance – January 1, 2021	8,717	2.39
Granted	241,500	3.00
Vested	(2,900)	—
Forfeited	(15,000)	2.39
Balance – December 31, 2021	232,317	2.45
Granted	385,083	3.00
Vested	(62,738)	—
Forfeited	(110,801)	2.14
Balance – December 31, 2022	443,861	2.38